BORROWINGS (Maturity of borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,188,674	$ 2,036,957
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	165,623	289,883
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	2,023,051	$ 1,747,074
2020
Disclosure of detailed information about borrowings [line items]
Borrowings	559,782
2020 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	165,623
2020 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	394,159
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	308,847
2021 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2021 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	308,847
2022 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	1,320,045
2022 and thereafter | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2022 and thereafter | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,320,045